Taxation - Disclosure of unrecognized deferred tax or write-down of deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	$ 360	$ 492	$ 331
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	3	0	773
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	332	792	820
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	$ 54	$ 0	$ 29